Retirement Plans (Fair Values Of Defined Benefit Pension Plans Assets) (Details) (USD $) In Millions, unless otherwise specified	May 25, 2014		May 26, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	$ 243.9		$ 234.1
Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	30.3		18.0
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	213.6		216.1
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0		0
U.S. Commingled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	87.5	[1]	97.2	[1]
U.S. Commingled Funds | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0	[1]	0	[1]
U.S. Commingled Funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	87.5	[1]	97.2	[1]
U.S. Commingled Funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0	[1]	0	[1]
International Commingled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	31.2	[2]	33.4	[2]
International Commingled Funds | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0	[2]	0	[2]
International Commingled Funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	31.2	[2]	33.4	[2]
International Commingled Funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0	[2]	0	[2]
Emerging Market Commingled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	13.3	[3]	13.8	[3]
Emerging Market Commingled Funds | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0	[3]	0	[3]
Emerging Market Commingled Funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	13.3	[3]	13.8	[3]
Emerging Market Commingled Funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0	[3]	0	[3]
Real Estate Commingled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	10.5	[4]	11.6	[4]
Real Estate Commingled Funds | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0	[4]	0	[4]
Real Estate Commingled Funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	10.5	[4]	11.6	[4]
Real Estate Commingled Funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0	[4]	0	[4]
U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	27.6	[5]	16.3	[5]
U.S. Treasury securities | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	27.6	[5]	16.3	[5]
U.S. Treasury securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0	[5]	0	[5]
U.S. Treasury securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0	[5]	0	[5]
U.S. Corporate Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	48.0	[5]	42.5	[5]
U.S. Corporate Securities | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0	[5]	0	[5]
U.S. Corporate Securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	48.0	[5]	42.5	[5]
U.S. Corporate Securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0	[5]	0	[5]
International Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	10.0	[5]	8.2	[5]
International Securities | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0	[5]	0	[5]
International Securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	10.0	[5]	8.2	[5]
International Securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0	[5]	0	[5]
Public Sector Utility Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	13.1	[5]	9.4	[5]
Public Sector Utility Securities | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0	[5]	0	[5]
Public Sector Utility Securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	13.1	[5]	9.4	[5]
Public Sector Utility Securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0	[5]	0	[5]
Cash & Accruals
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	2.7		1.7
Cash & Accruals | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	2.7		1.7
Cash & Accruals | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0		0
Cash & Accruals | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	$ 0		$ 0

[1]	U.S. commingled funds are comprised of investments in funds that purchase publicly traded U.S. common stock for total return purposes. Investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.
[2]	International commingled funds are comprised of investments in funds that purchase publicly traded non-U.S. common stock for total return purposes. Investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.
[3]	Emerging market commingled funds and developed market securities are comprised of investments in funds that purchase publicly traded common stock of non-U.S. companies for total return purposes. Funds are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.
[4]	Real estate commingled funds are comprised of investments in funds that purchase publicly traded common stock of real estate securities for purposes of total return. These investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.
[5]	Fixed-income securities are comprised of investments in government and corporate debt securities. These securities are valued by the trustee at closing prices from national exchanges or pricing vendors on the valuation date.